Stockholders' Equity and Mezzanine Equity - Common Stock Reserved for Future Issuance (Details) - Wag Labs, Inc. - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	29,295,386	24,545,386	24,545,386
Common stock option plan:
Options outstanding	7,540,964	7,580,496	7,383,320
Options available for future grants	110,966	91,933	492,324
Common warrants	91,310	91,310	91,310
Total	37,038,626	32,309,125	32,512,340
Series Seed redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	4,502,881	4,502,881	4,502,881
Series A redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	6,072,815	6,072,815	6,072,815
Series B redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	6,694,033	6,694,033	6,694,033
Series C redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	7,275,657	7,275,657	7,275,657
Series P redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, authorized	4,750,000	4,750,000